EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income (loss) attributable to equity owners	$ (10,063)	$ 1,290
Weighted average number of shares (000's)	168,888	167,966
Earnings (loss) per share basic	$ (0.06)	$ 0.01
Incremental shares from options	0	3,066
Incremental shares from warrants	0	0
Incremental shares from RSUs and DSUs	0	275
Weighted average diluted number of shares (000's)	168,888	171,307
Earnings (loss) per share diluted	$ (0.06)	$ 0.01